Note 6 - Related Party Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 07, 2023	Mar. 31, 2025	Mar. 31, 2024	Jan. 29, 2024	Dec. 31, 2023
Common Stock, Shares, Issued (in shares)		2,497,033	942,575
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 0.02
Termination Agreement [Member] | The Warrant [Member]
Common Stock, Shares, Issued (in shares)				80,000
Shares Issued, Price Per Share (in dollars per share)				$ 100
Class of Warrant or Right, Value of Securities Called by Warrants or Rights	$ 8,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.02
Warrants and Rights Outstanding, Term (Year)	5 years
Interest Held in Company Receiving Warrants	20.00%
Termination Agreement [Member] | The Warrant [Member] | Common Stock, 6 Months Lock-up Period [Member]
Class of Warrant or Right, Lock-up Agreement Term of Underlying Shares (Day)	6 months
Class of Warrant or Right, Percentage of Outstanding Stock	12.50%
Termination Agreement [Member] | The Warrant [Member] | Common Stock, 12 Months Lock-up Period [Member]
Class of Warrant or Right, Lock-up Agreement Term of Underlying Shares (Day)	12 months
Consulting Firm Owned by Former CFO [MEmber] | Accounting and Financial Reporting Services [Member]
Accounts Payable		$ 0	$ 100
Consulting Firm Owned by Former CFO [MEmber] | Accounting and Financial Reporting Services [Member] | Maximum [Member]
Related Party Transaction, Amounts of Transaction		100	$ 100
Management, Board of Director, and Family [Member] | The Bridge Offering [Member]
Proceeds from Issuance of Debt		500
Management [Member] | The Bridge Offering [Member]
Proceeds from Issuance of Debt		400
Related Party [Member] | The Bridge Offering [Member]
Proceeds from Issuance of Debt		$ 100